Stock-based Compensation - Summary of the Company's Options Activity (Detail) - Employee Stock Option [Member] - USD ($)	6 Months Ended	12 Months Ended
	Jun. 30, 2023	Dec. 31, 2022
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Number of Options, Beginning Balance	357,945
Number of Options, Forfeited	(26,093)
Number of Options, Ending Balance	331,852	357,945
Number of Options, Exercisable	187,343
Number of Options, Unvested	144,509
Weighted Averaged Exercise Price , Beginning Balance	$ 10
Weighted Averaged Exercise Price,Forfeited	10
Weighted Averaged Exercise Price, Ending Balance	$ 10	$ 10
Weighted Average Remaining Contractual Life, Ending Balance	2 years 9 months 18 days	3 years 3 months 18 days
Aggregate Intrinsic Value